Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	₨ 1,634	₨ 1,864	₨ 429
Fair value measurements at reporting date using [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(1,634)	(1,864)
Fair value measurements at reporting date using [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	593	715
Fair value of financial liabilities	(9,525)	(893)
Fair value measurements at reporting date using [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 1 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	0	0
Fair value measurements at reporting date using [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	593	715
Fair value of financial liabilities	(9,525)	(893)
Fair value measurements at reporting date using [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Contingent consideration	(1,634)	(1,864)
Fair value measurements at reporting date using [member] | Level 3 [member] | Cash flow hedges [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	295	1,105
Fair value of financial liabilities	(1,453)	(75)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	295	1,105
Fair value of financial liabilities	(1,453)	(75)
Fair value measurements at reporting date using [member] | Derivative Assets - Others [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	79,719	88,776
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	79,719	88,776
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | ShortTerm Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,281	1,503
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	1,281	1,503
Fair value measurements at reporting date using [member] | Fixed Maturity Plan Mutual Funds [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	19,479	17,448
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	36	57
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Equity Instruments [Member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	19,443	17,391
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	243,888	254,036
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	8,854	10,550
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	235,034	243,486
Fair value measurements at reporting date using [member] | Non-convertible debentures, government securities, commercial papers and bonds [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial assets	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	(5,699)	(4,945)
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	0	0
Fair value measurements at reporting date using [member] | Liability on written put options to non-controlling interests [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Fair value of financial liabilities	₨ (5,699)	₨ (4,945)